CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 94,444,126	$ 129,243,923
Restricted cash	57,941,758	101,577,317
Short-term investments	3,106,107	5,422,264
Accounts receivable, net	42,101,736	44,252,051
Deposits for land use rights	30,270,992	31,973,682
Other deposits and prepayments	235,424,409	259,752,148
Advances to suppliers	37,155,618	39,803,727
Real estate properties development completed and under development	3,206,897,355	3,307,964,969
Other current assets	966,930	900,641
Total current assets	4,240,524,897	4,493,212,025
Non-current assets
Real estate properties held for lease, net	306,314,884	322,552,001
Deposits for land use rights and properties	31,996,013	32,473,512
Property and equipment, net	13,331,980	25,543,359
Long-term investments	67,898,666	73,787,743
Deferred tax assets	282,311,518	283,687,539
Amounts due from related parties	14,641,366	14,805,229
Contract assets	25,373,383	34,255,318
Operating lease right-of-use assets	372,277	1,615,626
Other assets	39,712,747	51,460,879
Total non-current assets	781,952,834	840,181,206
TOTAL ASSETS	5,022,477,731	5,333,393,231
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the VIEs without recourse to the primary beneficiary of US$13,215 and US$13,021 as of December 31, 2023 and 2024, respectively)	992,213,130	1,023,913,738
Short-term bank loans and other debt	62,364,365	63,295,071
Customer deposits	525,882,552	740,013,355
Income tax payable	264,605,419	294,923,155
Other payables and accrued liabilities (including other payables and accrued liabilities of the VIEs without recourse to the primary beneficiary of US$3,831,970 and US$2,134,884 as of December 31, 2023 and 2024, respectively)	779,236,665	659,501,859
Payroll and welfare payable (including payroll and welfare payable of the VIEs without recourse to the primary beneficiary of US$319,565 and US$164,573 as of December 31, 2023 and 2024, respectively)	13,989,715	14,191,467
Current portion of long-term bank loans and other debt	1,082,607,536	1,265,784,530
Operating lease liabilities, current portion	747,044	2,228,329
Mandatorily redeemable non-controlling interests	10,725,626	9,741,467
Amounts due to related parties	$ 69,493,602	$ 72,910,425
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Total current liabilities	$ 3,801,865,654	$ 4,146,503,396
Non-current liabilities
Long-term bank loans	180,976,059	152,088,997
Deferred tax liabilities	399,069,727	347,969,036
Unrecognized tax benefits	104,307,339	103,047,687
Other long-term debt	478,767,048	476,033,481
Operating lease liabilities	77,442	338,252
Total non-current liabilities	1,163,197,615	1,079,477,453
Total liabilities	4,965,063,269	5,225,980,849
Commitments and contingencies
Shareholders' deficit
Common shares, US$0.0001 par value: Authorized500,000,000 shares; shares issued and outstanding- 112,812,481 shares as of December 31, 2024 (2023: 113,671,841 shares)	17,554	17,554
Additional paid-in capital	534,233,824	546,549,246
Statutory reserves	180,160,066	179,843,852
Accumulated deficits	(671,470,599)	(616,742,846)
Accumulated other comprehensive loss	(30,521,402)	(26,603,172)
Treasury shares	(116,593,657)	(116,793,448)
Total Xinyuan Real Estate Co., Ltd. shareholders' deficit	(104,174,214)	(33,728,814)
Non-controlling interest	161,588,676	141,141,196
Total equity	57,414,462	107,412,382
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,022,477,731	5,333,393,231
Nonrelated Party
Current assets
Other receivables	339,695,310	378,656,298
Related Party
Non-current assets
Amounts due from related parties	14,641,366	14,805,230
Current liabilities
Amounts due to related parties	69,493,602	72,910,425
Related Parties, Excluding Employees
Current assets
Other receivables	191,715,053	192,626,511
Employees
Current assets
Other receivables	$ 805,503	$ 1,038,494